                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3-31-11

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Otter Creek Management, Inc.
Address: 222 Lakeview Ave
         Suite 1130
         West Palm Beach, FL 33408

Form 13F File Number: 28-10442

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph W. O'Neill Jr.
Title: CFO
Phone: 561-832-4110

Signature, Place, and Date of Signing:


/s/ Joseph W. O'Neill Jr.                     West Palm Beach, FL        5-13-11
-------------------------------------   ------------------------------   -------
             [Signature]                         [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
--------------------   ----
28-_________________   __________

[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:       118
Form 13F Information Table Value Total:   555,074
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name
---   --------------------   ----

___   28-_________________   ___________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                                                                                                               VOTING AUTHORITY
                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER     --------------------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A.O.SMITH CORP       COM STK   COM              831865209     6216   140191 SH       Sole                   140191
ABBOTT LABORATORIES  COM STK   COM              002824100     8339   170000 SH       Sole                   170000
ALLEGIANT TRAVEL CO  COM STK   COM              01748X102     2191    50000 SH  PUT  Sole                    50000
                                                              2191    50000 SH  PUT  Sole                    50000
ALLETE INC           COM STK   COM              018522300     1574    40400 SH       Sole                    40400
AMAZON COM INC       COM STK   COM              023135106    18013   100000 SH  PUT  Sole                   100000
                                                              9007    50000 SH  PUT  Sole                    50000
                                                              9007    50000 SH  PUT  Sole                    50000
AMERICAN WATER WKS  CO INC     COM              030420103     7994   285000 SH       Sole                   285000
AMERIS BANCORP       COM STK   COM              03076K108     3382   332837 SH       Sole                   332837
ARCHER-DANIELS MIDLAND CO COM  COM              039483102     2269    63000 SH       Sole                    63000
BRIDGEPOINT EDUCATION INC      COM              10807M105      342    20000 SH  PUT  Sole                    20000
                                                              1197    70000 SH  PUT  Sole                    70000
                                                              4788   280000 SH  PUT  Sole                   280000
                                                               855    50000 SH  PUT  Sole                    50000
BROADRIDG FIN                  COM              11133T103     5332   235000 SH       Sole                   235000
C H ROBINSON WORLDWIDE INC COM COM              12541W209     3707    50000 SH  PUT  Sole                    50000
CAPE BANCORP INC     COM       COM              139209100      174    17683 SH       Sole                    17683
CHESAPEAKE UTILITIES CORP COM  COM              165303108     1359    32652 SH       Sole                    32652
CISCO SYSTEMS INC    COM STK   COM              17275R102     5145   300000 SH       Sole                   300000
CLOUD PEAK ENERGY INC COM STK  COM              18911Q102     1006    46609 SH       Sole                    46609
CNO FINANCIAL GROUP INC COM ST COM              12621E103    15561  2072100 SH       Sole                  2072100
DEERE & CO COM                 COM              244199105     5348    55200 SH       Sole                    55200
DINEEQUITY INC       COM STK   COM              254423106    10996   200000 SH  PUT  Sole                   200000
ENSCO INTL INC       ADR       COM              29358Q109     5553    96000 SH       Sole                    96000
ENTERTAINMENT PROPERTIES TRUST COM              29380T105     1873    40000 SH  PUT  Sole                    40000
                                                              3586    76600 SH  PUT  Sole                    76600
EXXON MOBIL CORP     COM STK   COM              30231G102     3029    36000 SH       Sole                    36000
FLOW INTERNATIONAL CORP (FORME COM              343468104     4578  1042751 SH       Sole                  1042751
FTI CONSULTING INC   COM STK   COM              302941109     7666   200000 SH  PUT  Sole                   200000
                                                              2683    70000 SH  PUT  Sole                    70000
                                                              3833   100000 SH  PUT  Sole                   100000
                                                              1917    50000 SH  PUT  Sole                    50000
                                                              8816   230000 SH  PUT  Sole                   230000
                                                              5750   150000 SH  PUT  Sole                   150000
GENESEE & WYO INC   CL A COM S COM              371559105     6111   105000 SH  PUT  Sole                   105000
                                                              2910    50000 SH  PUT  Sole                    50000
GREAT PLAINS ENERGY INC COM ST COM              391164100     1802    90000 SH       Sole                    90000
GREEN MOUNTAIN COFFEE ROASTERS COM              393122106     6461   100000 SH  PUT  Sole                   100000
                                                              3231    50000 SH  PUT  Sole                    50000
                                                              9045   140000 SH  PUT  Sole                   140000
                                                              6461   100000 SH  PUT  Sole                   100000
                                                              6461   100000 SH  PUT  Sole                   100000
                                                              5880    91000 SH  PUT  Sole                    91000
                                                              9692   150000 SH  PUT  Sole                   150000
                                                             11630   180000 SH  PUT  Sole                   180000
                                                              2584    40000 SH  PUT  Sole                    40000
GULF IS FABRICATION INC COM ST COM              402307102     1892    58812 SH       Sole                    58812

HEINZ H J CO         COM STK   COM              423074103     6347   130000 SH       Sole                   130000
HERITAGE FINANCIAL  GROUP INC  COM              42726X102     3437   270000 SH       Sole                   270000
HMN FINANCIAL INC    COM STK   COM              40424G108      343   124705 SH       Sole                   124705
INDIANA CMNTY BANCORP COM STK  COM              454674102      404    26000 SH       Sole                    26000
INTEL CORP           COM STK   COM              458140100     2018   100000 SH       Sole                   100000
JARDEN CORP          COM STK   COM              471109108     7648   215000 SH  PUT  Sole                   215000
                                                             12805   360000 SH  PUT  Sole                   360000
                                                              2170    61000 SH  PUT  Sole                    61000
JOHNSON & JOHNSON    COM       COM              478160104     2015    34000 SH       Sole                    34000
LAFAYETTE COMMUNITY BANCORP CO COM              506080100       76    15601 SH       Sole                    15601
LANCASTER COLONY CORP COM STK  COM              513847103     8181   135000 SH       Sole                   135000
LOCKHEED MARTIN CORP COM STK   COM              539830109     4824    60000 SH       Sole                    60000
LONGTOP FINANCIAL   TECH - ADR COM              54318P108     1766    56200 SH  PUT  Sole                    56200
                                                              3871   123200 SH  PUT  Sole                   123200
LULULEMON ATHLETICA INC        COM              550021109     3562    40000 SH  PUT  Sole                    40000
MARKET VECTORS GOLD MINERS     COM              57060U100     1503    25000 SH       Sole                    25000
MB FINANCIAL INC               COM              55264U108     6790   323930 SH       Sole                   323930
MICROSOFT CORP       COM STK   COM              594918104     5078   200000 SH       Sole                   200000
MIDDLEBURG FINANCIALCORP       COM              596094102      431    24300 SH       Sole                    24300
MONSANTO CO (NEW)    COM STK   COM              61166W101     3974    55000 SH       Sole                    55000
MVC CAP INC          COM STK   COM              553829102     4580   333787 SH       Sole                   333787
NETFLIX INC          COM STK   COM              64110L106     4756    20000 SH  PUT  Sole                    20000
                                                             19022    80000 SH  PUT  Sole                    80000
                                                              4756    20000 SH  PUT  Sole                    20000
                                                              3567    15000 SH  PUT  Sole                    15000
                                                              4756    20000 SH  PUT  Sole                    20000
                                                              2378    10000 SH  PUT  Sole                    10000
                                                              4756    20000 SH  PUT  Sole                    20000
                                                              4756    20000 SH  PUT  Sole                    20000
                                                              4756    20000 SH  PUT  Sole                    20000
NEWMONT MINING CORP  COM STK   COM              651639106     5458   100000 SH       Sole                   100000
NORTHFIELD BANCORP             COM              66611L105      656    47517 SH       Sole                    47517
NORTHWEST BANCSHARES INC/MD    COM              667340103     1682   134170 SH       Sole                   134170
NUCOR CORP           COM STK   COM              670346105     2531    55000 SH       Sole                    55000
OLD REP INTL CORP    COM STK   COM              680223104    14636  1153336 SH       Sole                  1153336
OPENTABLE INC                  COM              68372A104     3191    30000 SH  PUT  Sole                    30000
                                                              3191    30000 SH  PUT  Sole                    30000
PATTERSON-UTI ENERGY INC (EX P COM              703481101     5587   190089 SH       Sole                   190089
PMI GROUP INC        COM STK   COM              69344M101     1168   432600 SH       Sole                   432600
POTLATCH HOLDINGS INC COM      COM              737630103     2010    50000 SH       Sole                    50000
ROYAL CARIBBEAN CRUISES LTD    COM              V7780T103     3095    75000 SH  PUT  Sole                    75000
SEACOAST BKG CORP FLA COMMON   COM              811707306     7610  4816377 SH       Sole                  4816377
SNYDERS-LANCE INC    COM STK   COM              833551104    14603   735690 SH       Sole                   735690
SPDR GOLD TRUST                COM              78463V107     7321    52342 SH       Sole                    52342
STRYKER CORP COM               COM              863667101    12403   204000 SH       Sole                   204000
TIME WARNER INC                COM              887317303     2558    71666 SH       Sole                    71666
TRADESTATION GP                COM              89267P105     2534   360500 SH       Sole                   360500
VALERO ENERGY CORP   COM STK   COM              91913Y100      895    30000 SH       Sole                    30000
VF CORP              COM STK   COM              918204108     5597    56800 SH       Sole                    56800
WEST MARINE INC      COM STK   COM              954235107     2074   198850 SH       Sole                   198850
WESTERN UNION CO               COM              959802109     8100   390000 SH       Sole                   390000
ZIMMER HOLDINGS INC  COM STK   COM              98956P102     5253    86783 SH       Sole                    86783
FEDERAL NATIONAL MORTGAGE A    PFD              313586737      204   123600 SH       Sole                   123600
GENERAL MOTORS      7.5% DUE 7 PFD              370442121      364    53526 SH       Sole                    53526
GENERAL MOTORS 7.25% 2-15-52   PFD              370442758     3162   465021 SH       Sole                   465021

GENERAL MOTORS CORP 7.25%  SR  PFD              370442816      721   106002 SH       Sole                   106002
GENERAL MOTORS CORP 7.25% PFD  PFD              370442774     1972   289990 SH       Sole                   289990
GENERAL MOTORS CORP 7.375% PFD PFD              370442725     1653   243035 SH       Sole                   243035
GENERAL MOTORS CORP 7.375% SR  PFD              370442766      841   123718 SH       Sole                   123718
GENERAL MOTORS CORP SR A 4.5%  PFD              370442741     1846   266050 SH       Sole                   266050
HEINZ FINANCE CO     PFD       PFD              42307T306    11825      110 SH       Sole                      110
LAS VEGAS SANDS CORPPFD        PFD              517834206     5615    50000 SH       Sole                    50000
CHINA LIFE INSURANCECO ADR     ADR              16939P106     2242    40000 SH  PUT  Sole                    40000
STATOIL ASA                    ADR              85771P102     5528   200000 SH       Sole                   200000
VALE S.A             ADR       ADR              91912E105     5603   168000 SH  PUT  Sole                   168000
                                                              2335    70000 SH  PUT  Sole                    70000
                                                              2335    70000 SH  PUT  Sole                    70000
CURRENCYSHARES      AUSTRALIAN                  23129U101     5191    50000 SH  PUT  Sole                    50000
GABELLI DIVID & INCOME TR COM                   36242H104      584    35100 SH       Sole                    35100
ANR 7.25% 8-1-14               CONV             350472AC0     6150  6000000 PRN      Sole                  6000000